Deposits - Scheduled Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Maturities of time deposits [Abstract]
2020	$ 386,920
2021	24,456
2022	4,639
2023	2,360
2024	1,499
Thereafter	1,769
Total	$ 421,643